May 2, 1997
                       DREYFUS NEW YORK TAX EXEMPT FUNDS
                           SUPPLEMENT TO PROSPECTUS
                             DATED OCTOBER 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION
CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "MANAGEMENT OF THE FUNDS:"
        The primary portfolio manager of the BOND FUND is Samuel J.
Weinstock. He has held that position since May 2, 1997 and has been employed by The Dreyfus Corporation since 1987.
                                                                  NYTEFs050297